Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Contingency [Line Items]
Provision for income taxes	$ 738	$ 1,250	$ 1,408
Effective Income Tax Rate, Percent	(96.50%)	17.80%	19.10%
Deferred Tax Assets, Valuation Allowance	$ 105	$ 106
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	66	80
Unrecognized Tax Benefits, Interest and Penalties on Income Taxes Accrued	13	11
Decrease in Unrecognized Tax Benefits is Reasonably Possible	34
State and Local Jurisdiction [Member]
Income Tax Contingency [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 105	$ 106